Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,190,674
Maximum Aggregate Offering Price	$ 34,945,326.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,825.95
Rule 457(f)	true
Amount of Securities Received | shares	12,095,906
Value of Securities Received, Per Share	16.53
Value of Securities Received	$ 199,945,326.18
Cash Consideration Paid	165,000,000.00
Fee Note MAOP	$ 34,945,326.18
Offering Note	(1) The number of shares to be registered represents the maximum number of shares of the Registrant's common stock estimated to be issuable pursuant to the merger agreement described in the enclosed document. (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) promulgated thereunder. The proposed maximum aggregate offering price is solely for the purposes of calculating the registration fee and was calculated based upon the market value of shares of SWK Holdings Corporation's ("SWK") common stock (the securities to be cancelled in the merger) in accordance with Rule 457(c) under the Securities Act as follows: (a) the product of (i) $16.53, the average high and low prices per share of SWK common stock on November 17, 2025, as quoted on the Nasdaq Global Market and (ii) 12,095,906, the estimated number of shares of SWK common stock estimated to be outstanding immediately prior to the merger based on the number of shares presently outstanding, minus (b) $165,000,000, which is the estimated maximum amount of cash considerations to be delivered in the merger based on the number of shares of SWK common stock presently outstanding. (3) Calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum offering price.